RECLAMATION AND CLOSURE COST OBLIGATIONS (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclamation and closure cost obligations [Line Items]
Revisions to expected cash flows related to reclamation obligation	$ 55.2	$ 15.5
Percentage of annual fees of the value of outstanding letters of credit	1.50%
Rainy River [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Adjustments for increase (decrease) in other liabilities	$ 41.4
Mesquite [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Adjustments for increase (decrease) in other liabilities	6.6
Letters Of Credit [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	137.8	113.0
Surity Bonds [Member]
Disclosure of reclamation and closure cost obligations [Line Items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 19.6	$ 14.8
Bottom of range [member]
Disclosure of reclamation and closure cost obligations [Line Items]
Discount rate applied to cash flow projections	1.90%	1.40%
Description of inflation rates applied to cash flow projections	1.70%	1.00%
Top of range [member]
Disclosure of reclamation and closure cost obligations [Line Items]
Discount rate applied to cash flow projections	6.00%	6.00%
Description of inflation rates applied to cash flow projections	3.30%	3.30%